Acquisitions (NBCUniversal Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jan. 28, 2011 NBCUniversal [Member]
Business Acquisition [Line Items]
Cash			$ 6,120
Fair value of 49% interest in the Comcast Content Business			4,308
Fair value of contingent consideration	587	583	590
Fair value of redeemable noncontrolling interest associated with the net assets acquired			13,071
Film and television costs			5,049
Investments			4,339
Property and equipment			2,322
Intangible assets			14,585
Working capital			(1,734)
Long-term debt			(9,115)
Deferred income tax liabilities			(35)
Other noncurrent assets and liabilities			(2,005)
Noncontrolling interests			(262)
Fair value of identifiable net assets acquired			13,144
Goodwill			10,945
Total			$ 24,089